Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2018 to December 31, 2019 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2018	656,599	$1,430

Granted	220,260	-

Accrual related to the fair value of the PSUs outstanding	-	9,517

Foreign exchange adjustment	-	(185)

Paid 1	(218,615)	-

Forfeited	(2,517)	(6)

At December 31, 2018	655,727	$10,756

Granted	191,410	-

Accrual related to the fair value of the PSUs outstanding	-	17,174

Foreign exchange adjustment	-	479

Paid	(229,050)	(9,325)

Forfeited	(13,395)	(15)

At December 31, 2019	604,692	$19,069

1)	The PSUs paid out during 2018 had a performance factor of 0% resulting in a cash disbursement of $Nil.

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at December 31, 2019 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2019	PSU Liability at Dec 31, 2019
2017	2020	204,142	$28.46	199%	92%	$10,668
2018	2021	213,820	$28.46	192%	59%	6,895
2019	2022	186,730	$28.45	111%	26%	1,506
		604,692				$19,069